RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	3 Months Ended
Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2   —  RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company previously accounted for its outstanding Public Warrants (as defined in Note 5) and Private Placement Warrants (collectively, with the Public Warrants, the “Warrants”) issued in connection with its Initial Public Offering as components of equity instead of as derivative liabilities. The warrant agreement governing the Warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of  the warrant. In addition, the warrant agreement includes a provision that in the event of a tender or exchange offer made to and accepted by holders of more than 50% of the outstanding shares of a single class of common stock, all holders of the Warrants would be entitled to receive cash for their Warrants (the “tender offer provision”).

In connection with the audit of the Company’s financial statements for the period ended December 31, 2020, the Company’s management further evaluated the Warrants under Accounting Standards Codification (“ASC”) Subtopic 815‑40, Contracts in Entity’s Own Equity. ASC Section 815‑40‑15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock. Under ASC Section 815‑40‑15, a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. Based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the Company’s Private Placement Warrants are not indexed to the Company’s common stock in the manner contemplated by ASC Section 815‑40‑15 as described above. In addition, based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded the tender offer provision included in the warrant agreement fails the “classified in stockholders’ equity” criteria as contemplated by ASC Section 815‑40‑25.

As a result of the above, the Company should have classified the Warrants as derivative liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the Warrants at the end of each reporting period and recognize changes in the fair value from the prior period in the Company’s operating results for the current period.

The Company’s accounting for the Warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported operating expenses, cash flows or cash.

	As
	Previously		As
	Reported	Adjustments	Restated
Balance sheet as of December 4, 2020
Warrant Liability	$—	$18,190,000	$18,190,000
Common Stock Subject to Possible Redemption	217,972,620	(18,190,000)	199,782,620
Common Stock	695	182	877
Additional Paid-in Capital	5,000,411	701,197	5,701,608
Accumulated Deficit	(1,096)	(701,379)	(702,475)
Balance sheet as of December 31, 2020
Warrant Liability	$—	$19,780,000	$19,780,000
Common Stock Subject to Possible Redemption	217,771,437	(19,780,007)	197,991,430
Common Stock	697	198	895
Additional Paid-in Capital	5,201,592	2,291,188	7,492,780
Accumulated Deficit	(202,287)	(2,291,379)	(2,493,666)
Stockholders’ Equity	5,000,002	7	5,000,009

	As
	Previously		As
	Reported	Adjustments	Restated
Statement of Operations for the Period from September 23, 2020 (inception) to December 31, 2020
Change in fair value of Warrants	$—	$(1,590,000)	$(1,590,000)
Transaction costs attributable to Warrants	—	(701,379)	(701,379)
Net loss	(202,287)	(2,291,379)	(2,493,666)
Weighted average shares outstanding, Common stock subject to possible redemption	21,797,262	(1,819,000)	19,978,262
Basic and diluted net income per share, Common stock subject to possible redemption	—	—	—
Weighted average shares outstanding, Common stock	6,081,367	501,153	6,582,520
Basic and diluted net loss per share, Common stock	(0.03)	(0.34)	(0.37)
Cash Flow Statement for the Period from September 23, 2020 (inception) to December 31, 2020
Net loss	$(202,287)	$(2,291,379)	$(2,493,666)
Change in fair value of Warrants	—	1,590,000	1,590,000
Transaction costs attributable to Warrants	—	701,379	701,379
Initial classification of common stock subject to possible redemption	217,972,620	(18,190,000)	199,782,620
Change in value of common stock subject to possible redemption	(201,183)	(1,590,007)	(1,791,190)

Statement of Changes in Stockholders’ Equity for the Period from September 23, 2020 (inception) to December 31, 2020

	Common Stock		Additional Paid-in	Accumulated	Total Stockholders’
	Shares	Amount	Capital	Deficit	Equity
Common stock subject to possible redemption – As Previously Reported	(21,780,266)	$(2,178)	$(217,769,259)	$—	$(217,771,437)
Common stock subject to possible redemption – Adjustments	1,978,284	198	19,779,809	—	19,780,007
Common stock subject to possible redemption – As Restated	(19,801,982)	(1,980)	(197,989,450)	—	(197,991,430)
Net loss – As Previously Reported	—	—	—	(202,287)	(202,287)
Net loss – Adjustments	—	—	—	(2,291,379)	(2,291,379)
Net loss – As Restated	—	—	—	(2,493,666)	(2,493,666)
Balance at December 31, 2020 – As
Previously Reported	6,969,734	697	5,201,592	(202,287)	5,000,002
Balance at December 31, 2020 – Adjustments	1,978,284	198	2,291,188	(2,291,379)	7
Balance at December 31, 2020 – As Restated	8,948,018	895	7,492,780	(2,493,666)	5,000,009